Investment Portfolioas of May 31, 2024 (Unaudited)
DWS Equity Sector Strategy Fund
	Shares	Value ($)

Common Stocks 88.5%
Communication Services 9.5%
Diversified Telecommunication Services 0.6%
AT&T, Inc.	12,939	235,748
Verizon Communications, Inc.	6,844	281,631
		517,379
Entertainment 1.5%
Electronic Arts, Inc.	595	79,064
Netflix, Inc.*	1,202	771,227
Walt Disney Co.	3,554	369,296
Warner Bros Discovery, Inc.*	4,289	35,341
		1,254,928
Interactive Media & Services 7.2%
Alphabet, Inc. "A"*	12,119	2,090,528
Alphabet, Inc. "C"*	10,397	1,808,662
Match Group, Inc.*	1,178	36,082
Meta Platforms, Inc. "A"	4,075	1,902,332
		5,837,604
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.	975	170,586
Consumer Discretionary 6.0%
Automobile Components 0.4%
Aptiv PLC*	2,868	238,790
BorgWarner, Inc.	2,859	101,952
		340,742
Broadline Retail 3.1%
Amazon.com, Inc.*	14,448	2,549,205
Hotels, Restaurants & Leisure 1.7%
Booking Holdings, Inc.	65	245,463
Carnival Corp.*	2,100	31,668
Darden Restaurants, Inc.	309	46,470
Domino's Pizza, Inc.	70	35,601
Expedia Group, Inc.*	400	45,144
Hilton Worldwide Holdings, Inc.	340	68,204
Las Vegas Sands Corp.	700	31,521
Marriott International, Inc. "A"	371	85,764
McDonald's Corp.	1,718	444,773
MGM Resorts International*	961	38,603
Starbucks Corp.	2,872	230,392
Yum! Brands, Inc.	663	91,116
		1,394,719
Specialty Retail 0.4%
Home Depot, Inc.	919	307,746

Textiles, Apparel & Luxury Goods 0.4%
Lululemon Athletica, Inc.*	250	77,997
NIKE, Inc. "B"	2,600	247,130
		325,127
Consumer Staples 5.4%
Beverages 1.7%
Brown-Forman Corp. "B"	600	27,516
Coca-Cola Co.	8,084	508,726
Constellation Brands, Inc. "A"	320	80,074
Keurig Dr Pepper, Inc.	2,391	81,892
Molson Coors Beverage Co. "B"	715	39,189
Monster Beverage Corp.*	1,773	92,054
PepsiCo, Inc.	3,046	526,653
		1,356,104
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	750	607,418
Kroger Co.	1,860	97,408
Sysco Corp.	1,351	98,380
Target Corp.	800	124,928
Walmart, Inc.	7,882	518,320
		1,446,454
Food Products 0.5%
Archer-Daniels-Midland Co.	950	59,318
General Mills, Inc.	800	55,000
Kraft Heinz Co.	1,000	35,370
Lamb Weston Holdings, Inc.	700	61,803
Mondelez International, Inc. "A"	2,500	171,325
The Hershey Co.	250	49,457
		432,273
Household Products 1.2%
Church & Dwight Co., Inc.	452	48,369
Clorox Co.	269	35,390
Colgate-Palmolive Co.	1,320	122,707
Kimberly-Clark Corp.	595	79,313
Procter & Gamble Co.	4,042	665,071
		950,850
Personal Care Products 0.2%
Estee Lauder Companies, Inc. "A"	966	119,166
Kenvue, Inc.	3,200	61,760
		180,926
Energy 1.2%
Energy Equipment & Services 1.2%
Baker Hughes Co.	7,313	244,839
Halliburton Co.	6,928	254,258
Schlumberger NV	10,870	498,824
		997,921
Financials 13.5%
Banks 3.8%
Bank of America Corp.	16,165	646,438
Citigroup, Inc.	5,106	318,155
JPMorgan Chase & Co.	6,131	1,242,324

M&T Bank Corp.	318	48,209
PNC Financial Services Group, Inc.	781	122,922
Truist Financial Corp.	2,875	108,531
U.S. Bancorp.	3,040	123,272
Wells Fargo & Co.	8,053	482,536
		3,092,387
Capital Markets 2.1%
Bank of New York Mellon Corp.	1,400	83,454
BlackRock, Inc.	300	231,609
Cboe Global Markets, Inc.	200	34,598
Charles Schwab Corp.	2,800	205,184
CME Group, Inc.	600	121,788
Intercontinental Exchange, Inc.	1,000	133,900
Invesco Ltd.	1,500	23,565
Moody's Corp.	200	79,398
Morgan Stanley	2,650	259,276
Nasdaq, Inc.	600	35,418
Northern Trust Corp.	450	37,908
Raymond James Financial, Inc.	400	49,100
S&P Global, Inc.	200	85,502
State Street Corp.	600	45,354
T. Rowe Price Group, Inc.	500	58,915
The Goldman Sachs Group, Inc.	500	228,260
		1,713,229
Consumer Finance 0.2%
American Express Co.	700	168,000
Financial Services 3.8%
Berkshire Hathaway, Inc. "B"*	3,136	1,299,558
Fidelity National Information Services, Inc.	1,185	89,918
Fiserv, Inc.*	1,147	171,775
Global Payments, Inc.	439	44,712
Jack Henry & Associates, Inc.	180	29,642
Mastercard, Inc. "A"	1,370	612,486
PayPal Holdings, Inc.*	1,983	124,909
Visa, Inc. "A"	2,630	716,570
		3,089,570
Insurance 3.6%
Aflac, Inc.	1,805	162,215
Allstate Corp.	831	139,209
American International Group, Inc.	2,432	191,690
Aon PLC "A"	636	179,123
Arch Capital Group Ltd.*	757	77,691
Arthur J. Gallagher & Co.	632	160,105
Assurant, Inc.	171	29,663
Brown & Brown, Inc.	675	60,419
Chubb Ltd.	1,307	353,962
Cincinnati Financial Corp.	465	54,675
Everest Group Ltd.	120	46,912
Globe Life, Inc.	264	21,849
Hartford Financial Services Group, Inc.	1,027	106,243
Loews Corp.	580	44,544
Marsh & McLennan Companies, Inc.	1,490	309,294
MetLife, Inc.	2,086	150,964
Principal Financial Group, Inc.	707	58,002
Progressive Corp.	1,781	376,112
Prudential Financial, Inc.	1,127	135,635

Travelers Companies, Inc.	713	153,794
W.R. Berkley Corp.	605	49,023
Willis Towers Watson PLC	329	83,990
		2,945,114
Health Care 15.3%
Biotechnology 3.2%
AbbVie, Inc.	4,532	730,740
Amgen, Inc.	1,658	507,099
Biogen, Inc.*	782	175,903
Gilead Sciences, Inc.	4,454	286,258
Incyte Corp.*	601	34,732
Moderna, Inc.*	703	100,213
Regeneron Pharmaceuticals, Inc.*	349	342,076
Vertex Pharmaceuticals, Inc.*	872	397,056
		2,574,077
Health Care Equipment & Supplies 4.4%
Abbott Laboratories	5,272	538,746
Align Technology, Inc.*	237	60,959
Baxter International, Inc.	1,546	52,703
Becton Dickinson & Co.	1,289	299,009
Boston Scientific Corp.*	5,409	408,758
DENTSPLY SIRONA, Inc.	800	22,408
Dexcom, Inc.*	1,140	135,398
Edwards Lifesciences Corp.*	1,842	160,051
GE HealthCare Technologies, Inc.	1,238	96,564
Hologic, Inc.*	761	56,146
IDEXX Laboratories, Inc.*	237	117,777
Insulet Corp.*	170	30,122
Intuitive Surgical, Inc.*	1,056	424,639
Medtronic PLC	4,446	361,771
ResMed, Inc.	472	97,388
Solventum Corp.*	288	17,090
STERIS PLC	285	63,521
Stryker Corp.	1,207	411,696
Teleflex, Inc.	120	25,088
The Cooper Companies, Inc.	580	54,700
Zimmer Biomet Holdings, Inc.	1,519	174,913
		3,609,447
Health Care Providers & Services 2.3%
Centene Corp.*	1,173	83,975
Cigna Group	628	216,421
CVS Health Corp.	2,373	141,431
Elevance Health, Inc.	461	248,239
HCA Healthcare, Inc.	284	96,489
Humana, Inc.	255	91,321
Labcorp Holdings, Inc.	200	38,982
McKesson Corp.	145	82,591
UnitedHealth Group, Inc.	1,840	911,481
		1,910,930
Pharmaceuticals 5.4%
Bristol-Myers Squibb Co.	8,129	334,021
Catalent, Inc.*	529	28,455
Eli Lilly & Co.	1,658	1,360,124
Johnson & Johnson	7,412	1,087,118
Merck & Co., Inc.	7,169	899,996

Pfizer, Inc.	16,320	467,731
Viatris, Inc.	3,288	34,853
Zoetis, Inc.	1,324	224,497
		4,436,795
Industrials 8.0%
Aerospace & Defense 3.6%
Axon Enterprise, Inc.*	125	35,209
Boeing Co.*	2,302	408,858
General Dynamics Corp.	950	284,781
General Electric Co.	2,186	360,996
Howmet Aerospace, Inc.	1,018	86,174
Huntington Ingalls Industries, Inc.	150	37,965
L3Harris Technologies, Inc.	679	152,660
Lockheed Martin Corp.	821	386,149
Northrop Grumman Corp.	547	246,571
RTX Corp.	5,404	582,605
Textron, Inc.	718	62,904
TransDigm Group, Inc.	185	248,498
		2,893,370
Electrical Equipment 1.6%
AMETEK, Inc.	887	150,417
Eaton Corp. PLC	1,581	526,236
Emerson Electric Co.	2,922	327,731
Ge Vernova, Inc.*	621	109,234
Generac Holdings, Inc.*	322	47,402
Hubbell, Inc.	100	38,889
Rockwell Automation, Inc.	518	133,401
		1,333,310
Ground Transportation 0.2%
CSX Corp.	1,587	53,561
Norfolk Southern Corp.	145	32,596
Union Pacific Corp.	341	79,392
		165,549
Industrial Conglomerates 0.5%
3M Co.	1,002	100,340
Honeywell International, Inc.	1,574	318,247
		418,587
Machinery 1.6%
Caterpillar, Inc.	868	293,835
Cummins, Inc.	160	45,077
Deere & Co.	488	182,883
Dover Corp.	250	45,955
Fortive Corp.	800	59,552
Illinois Tool Works, Inc.	495	120,161
Ingersoll Rand, Inc.	800	74,440
Otis Worldwide Corp.	800	79,360
PACCAR, Inc.	400	43,000
Parker-Hannifin Corp.	255	135,538
Pentair PLC	604	49,153
Snap-on, Inc.	200	54,572
Westinghouse Air Brake Technologies Corp.	329	55,677
Xylem, Inc.	500	70,510
		1,309,713
Passenger Airlines 0.5%
American Airlines Group, Inc.*	5,480	63,020

Delta Air Lines, Inc.	3,258	166,223
Southwest Airlines Co.	2,672	71,717
United Airlines Holdings, Inc.*	1,877	99,462
		400,422
Information Technology 23.9%
Communications Equipment 0.8%
Arista Networks, Inc.*	438	130,371
Cisco Systems, Inc.	9,781	454,816
Motorola Solutions, Inc.	297	108,378
		693,565
IT Services 1.5%
Accenture PLC "A"	1,725	486,950
Akamai Technologies, Inc.*	500	46,120
Cognizant Technology Solutions Corp. "A"	1,611	106,568
EPAM Systems, Inc.*	161	28,647
Gartner, Inc.*	119	49,941
International Business Machines Corp.	2,502	417,459
VeriSign, Inc.*	380	66,241
		1,201,926
Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices, Inc.*	2,198	366,846
Analog Devices, Inc.	476	111,617
Applied Materials, Inc.	1,407	302,618
Broadcom, Inc.	397	527,434
Intel Corp.	3,200	98,720
KLA Corp.	249	189,123
Lam Research Corp.	236	220,056
NVIDIA Corp.	1,891	2,073,160
QUALCOMM, Inc.	1,311	267,510
		4,157,084
Software 10.0%
Adobe, Inc.*	966	429,638
Autodesk, Inc.*	409	82,454
Cadence Design Systems, Inc.*	493	141,151
Intuit, Inc.	514	296,290
Microsoft Corp.	13,698	5,686,451
Oracle Corp.	2,985	349,812
Palo Alto Networks, Inc.*	300	88,473
Roper Technologies, Inc.	189	100,692
Salesforce, Inc.	2,084	488,573
ServiceNow, Inc.*	463	304,159
Synopsys, Inc.*	318	178,334
		8,146,027
Technology Hardware, Storage & Peripherals 6.5%
Apple, Inc.	26,119	5,021,378
Hewlett Packard Enterprise Co.	2,500	44,125
HP, Inc.	1,500	54,750
NetApp, Inc.	400	48,172
Seagate Technology Holdings PLC	400	37,296
Super Micro Computer, Inc.*	100	78,451
Western Digital Corp.*	800	60,232
		5,344,404

Materials 1.6%
Chemicals 1.3%
Air Products & Chemicals, Inc.	623	166,154
Albemarle Corp.	377	46,216
Celanese Corp.	200	30,408
Corteva, Inc.	1,591	89,001
Dow, Inc.	962	55,440
DuPont de Nemours, Inc.	823	67,618
Ecolab, Inc.	448	104,026
International Flavors & Fragrances, Inc.	450	43,281
Linde PLC	755	328,818
PPG Industries, Inc.	740	97,243
The Mosaic Co.	1,511	46,735
		1,074,940
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	3,000	158,190
Newmont Corp.	2,226	93,358
		251,548
Real Estate 1.1%
Industrial REITs 0.1%
Prologis, Inc.	850	93,916
Specialized REITs 1.0%
American Tower Corp.	1,392	272,470
Crown Castle, Inc.	1,531	156,928
Digital Realty Trust, Inc.	600	87,204
Equinix, Inc.	201	153,359
Iron Mountain, Inc.	585	47,204
SBA Communications Corp.	249	48,973
VICI Properties, Inc.	2,257	64,798
		830,936
Utilities 3.0%
Electric Utilities 2.6%
Alliant Energy Corp.	695	35,786
American Electric Power Co., Inc.	1,624	146,566
Constellation Energy Corp.	675	146,644
Duke Energy Corp.	2,538	262,861
Edison International	1,092	83,920
Entergy Corp.	600	67,494
Evergy, Inc.	626	34,217
Eversource Energy	1,002	59,348
Exelon Corp.	3,187	119,672
FirstEnergy Corp.	1,649	66,389
NextEra Energy, Inc.	6,326	506,207
NRG Energy, Inc.	653	52,893
PG&E Corp.	4,000	74,160
Pinnacle West Capital Corp.	271	21,371
PPL Corp.	2,137	62,678
Southern Co.	3,735	299,323
Xcel Energy, Inc.	1,732	96,039
		2,135,568
Gas Utilities 0.1%
Atmos Energy Corp.	321	37,210

Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	3,169	68,419
Multi-Utilities 0.2%
Ameren Corp.	480	35,218
Dominion Energy, Inc.	1,500	80,880
DTE Energy Co.	300	34,959
Sempra	550	42,366
		193,423
Total Common Stocks (Cost $58,140,207)		72,352,030

Exchange-Traded Funds 3.5%
Energy Select Sector SPDR Fund (Cost $2,167,543)	30,500	2,842,600

Cash Equivalents 7.9%
DWS Central Cash Management Government Fund, 5.35% (a) (Cost $6,487,677)	6,487,677	6,487,677

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $66,795,427)	99.9	81,682,307
Other Assets and Liabilities, Net	0.1	100,674
Net Assets	100.0	81,782,981
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 are as follows:
Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2024	Value ($) at 5/31/2024
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (a) (b)
21,995	—	21,995 (c)	—	—	62	—	—	—
Cash Equivalents 7.9%
DWS Central Cash Management Government Fund, 5.35% (a)
7,659,274	13,774,911	14,946,508	—	—	203,543	—	6,487,677	6,487,677
7,681,269	13,774,911	14,968,503	—	—	203,605	—	6,487,677	6,487,677

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2024.

REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$72,352,030	$—	$—	$72,352,030
Exchange-Traded Funds	2,842,600	—	—	2,842,600
Short-Term Investments	6,487,677	—	—	6,487,677
Total	$81,682,307	$—	$—	$81,682,307

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DESSF-PH3
R-080548-2 (1/25)